Capital Stock (Tables)	12 Months Ended
Dec. 31, 2014
Equity [Abstract]
Capital Stock

	Common Shares in Treasury	Common Shares Outstanding
Balance at January 1, 2012	3,601,159	103,854,234
Shares tendered as payment for option rights exercised	7,766	(7,766)
Shares issued for exercise of option rights		4,140,822
Shares tendered in connection with grants of restricted stock	143,979	(143,979)
Net shares issued for grants of restricted stock		26,756
Treasury stock purchased	4,600,000	(4,600,000)
Balance at December 31, 2012	8,352,904	103,270,067
Shares tendered as payment for option rights exercised	2,697	(2,697)
Shares issued for exercise of option rights		1,127,942
Shares tendered in connection with grants of restricted stock	116,897	(116,897)
Net shares issued for grants of restricted stock		150,965
Treasury stock purchased	4,300,000	(4,300,000)
Balance at December 31, 2013	12,772,498	100,129,380
Shares tendered as payment for option rights exercised	7,229	(7,229)
Shares issued for exercise of option rights		1,423,395
Shares tendered in connection with grants of restricted stock	108,352	(108,352)
Net shares issued for grants of restricted stock		191,979
Treasury stock purchased	6,925,000	(6,925,000)
Balance at December 31, 2014	19,813,079	94,704,173